Stockholders’ Permanent and Temporary Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Stock Options Valuation Assumptions

The grant date fair value of stock options granted during the Successor year ended December 31, 2023 and the period from December 13, 2022 through December 31, 2022 for the Successor and the period from January 1, 2022 through December 12, 2022 for the Predecessor was determined using the Black Scholes method, with the following assumptions used:

	Successor		Predecessor
		For the Period	For the Period
	For the Year ended	December 13 through	January 1 through
	December 31, 2023	December 31, 2022	December 12, 2022
Fair value of common stock on date of grant	$152.50 - $791.00	n/a	$2.27 - $3.00
Risk free interest rate	3.53% - 4.27%	n/a	1.68% - 3.01%
Expected term (years)	5.00 - 6.00	n/a	3.53 - 6.00
Expected volatility	120% - 123%	n/a	111% - 119%
Expected dividends	0.00%	n/a	0.00%

Schedule of Stock Option Activity

A summary of the option activity for the three months ended March 31, 2024 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, January 1, 2024	10,243	$2,218.51
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding, March 31, 2024	10,243	$2,218.51	6.1	$-

Exercisable, March 31, 2024	6,150	$3,438.48	5.0	$-

A summary of the option activity for the year ended December 31, 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, January 1, 2023	5,762	$3,670.31
Granted	4,481	195.32
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2023	10,243	$2,218.51	6.3	$-

Exercisable, December 31, 2023	5,690	$3,347.23	5.0	$-

Schedule of Information Related to Stock Options

The following table presents information related to stock options as of March 31, 2024:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$152.50	4,157	9.1	429
$738.50	286	8.8	95
$791.00	38	8.9	12
$1,760.50	1,910	1.8	1,910
$3,965.50	37	8.2	37
$4,053.00	2,095	5.0	2,095
$5,726.00	1,720	7.2	1,572
	10,243	5.0	6,150

The following table presents information related to stock options as of December 31, 2023:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$152.50	4,157	9	429
$738.50	286	-	-
$791.00	38	-	-
$1,760.50	1,910	2.1	1,910
$3,965.50	37	8.5	37
$4,053.00	2,095	5.3	2,095
$5,726.00	1,720	7.4	1,219
	10,243	5.0	5,690

Summary of Warrant Activity

A summary of the warrant activity for the three months ended March 31, 2024, is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, January 1, 2024 [1]	903,320	$123.44
Issued	-	-
Exercised [2]	(213,800)	12.50
Outstanding, March 31, 2024	689,520	$157.92	3.67	$-

Exercisable, March 31, 2024	689,320	$157.46	3.67	$-

[1]	Warrants outstanding exclude 131,500 December 2023 Pre-Funded Warrants outstanding with an exercise price of $0.001.
[2]	Warrants exercised exclude 131,500 December 2023 Pre-Funded Warrants exercised with an exercise price of $0.001.

A summary of the warrant activity for the year ended December 31, 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, Janaury 1, 2023	24,697	$3,761.14
Issued [4]	888,210	27.11
Exercised [5]	(20,347)	47.50
Forfeited	(959)	324.66
Repriced - Old [1]	(2,472)	4,025.00
Repriced - New [1]	14,191	700.00
Repriced - Old [2]	(3,938)	350.00
Repriced - New [2]	3,938	57.75
Repriced - Old [3]	(20,347)	57.75
Repriced - New [3]	20,347	47.50
Outstanding, December 31, 2023	903,320	$123.44	3.2	$-

Exercisable, December 31, 2023	903,120	124.82	3.3	$-

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 2,472 shares of common stock to their floor price of $700.00 per share.
[2]	Warrants represent the reset of the exercise price of certain April 28, 2023 offering warrants to purchase 3,938 shares of common stock to a price of $57.75 per share.
[3]	Warrants represent the reset of the exercise price of certain July 26, 2023 offering warrants to purchase 20,347 shares of common stock to a price of $47.50 per share.
[4]	Warrants issued exclude 27,065 July Pre-Funded Warrants with an exercise price of $0.035 and 360,000 December 2023 Pre-Funded Warrants with an exercise price of $0.001.
[5]	Warrants exercised exclude 27,065 July 2023 Pre-Funded Warrants exercised with an exercise price of $0.035 and 228,500 December 2023 Pre-Funded Warrants exercised with an exercise price of $0.001.

Schedule of Information Related to Stock Warrants

The following table presents information related to stock warrants as of March 31, 2024:

Warrants Outstanding		Warrants Exercisable
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$12.50	586,200	3.58	586,200
$47.50	20,347	4.95	20,347
$57.75	19,965	4.27	19,965
$350.00	27,551	4.07	27,551
$700.00	13,944	3.70	13,944
$1,760.50	300	0.27	100
$2,415.00	3,651	3.70	3,651
$4,025.00	17,335	3.70	17,335
$4,053.00	227	0.05	227
	689,520	3.67	689,320

The following table presents information related to stock warrants as of December 31, 2023:

Warrants Outstanding [1]		Warrants Exercisable [1]
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$12.50	800,000	3.2	800,000
$47.50	20,347	n/a	20,347
$57.75	19,965	4.5	19,965
$350.00	27,551	4.3	27,551
$700.00	13,944	4.0	13,944
$1,760.50	300	1.1	100
$2,415.00	3,651	3.9	3,651
$4,025.00	17,335	4.0	17,335
$4,053.00	227	0.3	227
	903,320	3.3	903,120

[1]	Warrants outstanding and exercisable exclude 131,500 Pre-Funded Warrants with an exercise price of $0.001.

Schedule of Stock Options Granted

The grant date fair value of stock options granted during the three months ended March 31, 2024 and 2023 was determined using the Black Scholes method, with the following assumptions used:

	For the Three Months Ended
	March 31,
	2024	2023
Fair value of common stock on date of grant	N/A	$2.11 - $2.23
Risk free interest rate	N/A	3.53% - 4.27%
Expected term (years)	N/A	6.00
Expected volatility	N/A	120% - 122%
Expected dividends	N/A	0.00%